Operating and Direct Financing Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts
As at December 31, 2016, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

Year	Head Lease Receipts (1) $	Sublease Payments(1)(2) $
2017	21,242	24,113
2018	21,242	24,113
2019	21,242	24,113
2020	21,242	24,113
2021	21,242	24,113
Thereafter	154,095	174,959
Total	260,305	295,524

(1)
The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2016, the Teekay Tangguh Joint Venture had received $250.0 million of aggregate Head Lease receipts and had paid $187.9 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings, is deferred and amortized on a straight line basis over the lease terms and, as at December 31, 2016, $3.7 million and $36.7 million of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.

(2)	The amount of payments under the Subleases is updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investments in Direct Financing Leases
The following table lists the components of the net investments in direct financing leases for the five vessels and VOC equipment:

	December 31, 2016 $	December 31, 2015 $
Total minimum lease payments to be received	777,334	855,655
Estimated unguaranteed residual value of leased properties	203,465	203,465
Initial direct costs and other	393	428
Less unearned revenue	(320,598)	(375,419)
Total	660,594	684,129
Less current portion	(154,759)	(26,542)
Long-term portion	505,835	657,587